Commitments and Contingencies (Details) - Benson Hill, Inc $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021 USD ($) item	Dec. 31, 2020 USD ($) item	Dec. 31, 2019 USD ($)
Number of disputes | item	2	2
Final settlement	$ 2,675	$ 2,675	$ 1,250
Other Commitments	$ 43,700	$ 26,100